LOAN PAYABLE (Details)			12 Months Ended
	Oct. 21, 2024 CNY (¥)	Oct. 20, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 21, 2024 USD ($)	Oct. 21, 2024 CNY (¥)	Oct. 20, 2024 CNY (¥)	Oct. 31, 2023 USD ($)
LOAN PAYABLE
Line of credit amount		$ 1,200,000	$ 983,421			¥ 8,800,000
Line of credit interest at an annual rate		2.00%
Debt instrument, Principal amount				$ 140,000
Loan payable			140,491				$ 0
Loans payable
LOAN PAYABLE
Debt instrument, Principal amount | ¥					¥ 1,000,000
Interest rate (in percent)				2.00%	2.00%
Interest expense			$ 1,547
Repayment of principal amount | ¥	¥ 100,000
Line of credit
LOAN PAYABLE
Number of credit agreement		2				2
Term loan payable		90 days